Fresh-Start Accounting - All Other Adjustments (Details) - Fresh-Start Adjustments $ in Millions	Feb. 28, 2017 USD ($)
Reorganization Items [Line Items]
Increase in greenhouse gas allowances	$ 30.0
Joint venture investment	1.0
Increase in greenhouse gas emissions liabilities	4.0
Increase (decrease) in asset retirement obligations	30.0
Increase (decrease) in intangible liabilities	6.0
Increase in greenhouse gas emissions liabilities	19.0
Change from entitlements method to sales method
Reorganization Items [Line Items]
Change in accounting policy for gas production imbalances	0.2
Increase (decrease) in current portion of intangible liabilities	$ 0.5